Summary of Revenues Disaggregated by Revenue Source (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenue			¥ 84,809	¥ 70,549
Total revenue	$ 14,876	¥ 102,277
Online Marketing Services
Disaggregation of Revenue [Line Items]
Total revenue			73,146	64,525
Total revenue	11,914	81,912
Other Revenue iQIYI Membership Service
Disaggregation of Revenue [Line Items]
Total revenue			6,532	3,759
Total revenue	1,542	10,603
Other Revenue iQIYI Content Distribution
Disaggregation of Revenue [Line Items]
Total revenue			1,192	501
Total revenue	315	2,163
Other Interest Income Earned from Provision of Financial Services
Disaggregation of Revenue [Line Items]
Total revenue			1,658	222
Total revenue	251	1,724
Other Revenue Other
Disaggregation of Revenue [Line Items]
Total revenue			2,281	1,542
Total revenue	854	5,875
Other Revenue
Disaggregation of Revenue [Line Items]
Total revenue			¥ 11,663	¥ 6,024
Total revenue	$ 2,962	¥ 20,365